Summary Prospectus of

► MoA Funds
MoA Moderate Allocation Fund
MAY 1, 2023, SUPPLEMENTED AS OF OCTOBER 18, 2023 TO UPDATE THE FUND NAMES AND PROVIDE CERTAIN OTHER UPDATES
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at mutualofamerica.com/ICprospectus. You can also get this information at no cost by calling 800.574.9267 or by sending an e-mail request to mutualofamerica@dfinsolutions.com. The Fund’s current statutory prospectus and statement of additional information, both dated May 1, 2023, are incorporated by reference into this summary prospectus.
Investment Objective. The Fund seeks capital appreciation and current income.
Fees and Expenses of the Fund. The table below describes the fees and expenses you may pay if you buy, hold and sell Fund shares. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included.
Shareholder Fees (fees paid directly from your investment)	N/A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%
Other Expenses	0.04%
Acquired Fund Fees and Expenses[1]	0.26%
Total Annual Fund Operating Expenses	0.30%

1Acquired Fund Fees and Expenses ("AFFEs") reflect fees and expenses incurred indirectly by the Fund through its investments in the underlying Funds. The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund’s “Financial Highlights” that include only the Fund’s direct operating expenses and not AFFEs.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods, (b) a 5% return each year and (c) operating expenses remain the same. For investments through an insurance company separate account, note that the expenses shown do not include Separate Account expenses or variable contract expenses which would increase costs if included. Although your actual costs may be higher or lower, your cost based on these assumptions would be:
1 Year	3 Years	5 Years	10 Years
$31	$97	$170	$387
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recently completed fiscal year, the Fund’s portfolio turnover rate was 8.74% of the average value of its portfolio.

Principal Investment Strategies. The Fund invests both in equity and fixed income shares of other funds of the Investment Company (“IC Funds”).
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The Fund’s target allocation currently is approximately 60% of net assets in equity IC Funds and approximately 40% of net assets in fixed income IC Funds.
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The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 15% of its net assets in the Mid Cap Equity Index Fund and approximately 10% of its net assets in the International Fund.
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The Fund seeks to maintain approximately 25% of its net assets in the Core Bond Fund and approximately 15% of its net assets in the Intermediate Bond Fund.
Principal Investment Risks. As with any mutual fund, loss of money is a risk of investing in the Fund. Additionally, an investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.
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General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.
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Underlying Fund risk: A Fund’s ability to achieve its investment objective will depend largely on the performance of the selected underlying funds. There can be no assurance that either the Fund or the underlying funds will achieve its investment objective. Additionally, because the Fund invests in underlying funds and pays its own fees and expenses as well as a proportional share of the fees and expenses of the underlying funds in which it invests, the Fund may pay higher fees and expenses than funds that do not invest in other mutual funds. A Fund is subject to the same risks as the underlying funds in which it invests. The Fund generally invests 60% of its assets in equity IC Funds and 40% of its assets in fixed income IC Funds; therefore the Fund is subject to both equity and fixed income risk. These risks include Market, Large Cap, Mid-Cap, Stock, Fixed Income and Foreign Investment risks, which are described in more detail in the “Principal Risks” section of the prospectus.
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Active Management risk: The portfolio manager’s judgments about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.
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Market risk: The risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy or may affect the market as a whole. Events such as economic recession, war, acts of terrorism, social unrest, natural disasters, public health emergencies and other unforeseen events could also significantly impact issuers, economies and markets generally.
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Stock risk: The value of your investment will go up or down, depending on, among other things, movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities.
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Large Cap risk: Larger, more established companies may be unable to respond quickly to new competitive challenges and also may not be able to attain the high growth rate of successful smaller companies.
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Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. Mid-cap stocks may also have lower trading volumes than large-cap stocks, and this lower trading volume may cause disproportionate decreases in the market price of mid-cap stocks during times of greater selling pressure.

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Foreign Investment risk: Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time. The International Fund, in which the Fund invests, may invest substantially all or a significant portion of its assets in ETFs.
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Mortgage risk: The duration of mortgage-related securities and interest rates tend to move together. As interest rates rise, the duration of mortgage-related securities extends and as interest rates fall, mortgage-related securities are often prepaid at a faster rate. Because of interest rate changes, it is not possible to predict the realized yield or average life of a mortgage-backed security.
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Zero Coupon risk: Zero coupon securities and discount notes do not pay interest prior to maturity and therefore may be more difficult to sell during periods of interest rate changes. The market value of debt securities declines as interest rates rise; therefore the Fund may lose value if it sells zero coupon securities prior to their maturity date.
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Fixed Income risk: The value of your investment will go up or down depending on movements in the bond markets.
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Interest Rate risk: Fixed income securities have an inverse relationship to interest rates, such that bond values decrease as interest rates rise. In general, the longer the term to maturity, the greater impact interest rate changes will have on the value of a security. The Fund faces a heightened level of interest rate risk as the U.S. Federal Reserve (the "Fed") has recently raised interest rates in an attempt to ease inflationary pressures. Further, the Fed's efforts to reduce inflation may contribute to a deterioration in economic conditions and to a general decline in the market values of investment securities.
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Corporate Debt risk: During periods of economic uncertainty, the value of corporate debt securities may decline relative to the value of U.S. government debt securities. Debt obligations are subject to the risk that issuers may not be able to pay off the principal and interest when due.
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Credit Risk: Debt obligations are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.
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Liquidity risk: The prices of debt securities may be subject to significant volatility, particularly as markets become less liquid due to limited dealer inventory of corporate bonds.
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Extension risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation later than expected. This may occur when interest rates rise, and this may negatively affect Fund returns.
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Prepayment risk: Mortgage-related securities are subject to the risk that the issuer of such a security pays back the principal of such an obligation earlier than expected. This may occur when interest rates decline, and may negatively affect Fund returns.
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Call Risk: When interest rates decline, an issuer may have an option to call the securities before maturity, resulting in reduced income.
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U.S. Government Securities risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies. U.S. government securities are subject to market risk, interest rate risk and credit risk. U.S. government securities include zero coupon securities, which tend to be subject to greater price volatility than interest-paying securities of similar maturities.
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Allocation Fund risk:
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The value of your investment will go up or down depending on movements in the asset classes (stocks, bonds, money market instruments) in which the Fund invests.

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Performance of some asset classes may offset performance of others, such as stocks and bonds.
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Because the Allocation Fund holds both stocks and bonds, the Fund’s performance may be lower than that of equity funds or fixed income funds as the performance of stocks and bonds fluctuate.
Performance/Annual Return. The bar chart and table below show the annual return and average annual returns of the Fund.
Below the bar chart are the Fund’s highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund’s total returns. The numbers in parentheses are negative, representing a loss of principal.
The information indicates some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and the life of the Fund compare to those of certain broad-based, unmanaged indices for those periods. A fund’s past performance does not necessarily indicate how it will perform in the future.
The performance information for the Fund includes historical performance of the Fund for periods prior to May 1, 2014. As of May 1, 2014, the Fund adopted the Fund’s current asset allocation as set forth in the Fund’s Principal Investment Strategies. The Fund’s performance prior to May 1, 2014 may have been different had the Fund used the current strategy prior to that date.
For investments through an insurance company separate account, note that the total returns and average annual total returns shown do not include charges against the assets of the Separate Accounts that purchase Fund shares. If these charges were reflected, returns would be less than those shown. Updated performance information is available at no cost online at mutualofamerica.com or by calling 800.468.3785.
The information in the average annual total returns table shows how the Fund’s performance compares with the returns of two indices that correspond to the equity and fixed income portions of the Fund, respectively:
(1)
The S&P 500® and S&P 500® Index refer to the Standard & Poor’s 500 Composite Stock Price Index, a market value-weighted index of the common stock prices of companies included in the S&P 500®.
(2)
The Bloomberg U.S. Aggregate Bond Index represents U.S. fixed rate, investment grade securities, with index components for U.S. government, corporate, mortgage-backed and asset-backed securities. Each bond included in the Index must have at least one year to final maturity regardless of call features and a rating of “Baa” or higher (investment grade) by a nationally recognized statistical rating agency.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Second quarter 2020	11.83%
Worst	First quarter 2020	-12.49%
Average Annual Total Returns (for periods ended December 31, 2022)
Fund/Comparative Index(es)	Past One Year	Past Five Years	Past Ten Years
MoA Moderate Allocation Fund
Return before taxes	-13.91%	4.57%	6.82%
Return after taxes on distributions	-16.54%	1.87%	4.70%
Return after taxes on distributions and sales of shares	-6.86%	3.05%	4.93%
S&P 500® Index (Index reflects no deduction for fees and expenses)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (Index reflects no deduction for fees and expenses)	-13.01%	0.02%	1.06%
Investment Adviser. Mutual of America Capital Management LLC (the “Adviser”) is the investment adviser for the Fund.
Portfolio Managers. Jamie A. Zendel, Executive Vice President of the Adviser, and a portfolio manager of the Fund since May 2021, and Joseph R. Gaffoglio, President of the Adviser, and a portfolio manager of the Fund since its inception in October 2016, are primarily responsible for the day-to-day management of the Fund.
Purchase and Sale of Fund Shares. For investors whose interest in the Fund is through an insurance company Separate Account, you can purchase or redeem Separate Account units that invest in the Fund either by calling 800.468.3785, or by written request to your Mutual of America Regional Office, which can be found on mutualofamerica.com.
Any minimum initial or subsequent investment requirement for Separate Account Units that invest in the Fund is disclosed in the prospectus for your annuity contract or life insurance policy.
Shares held through a financial intermediary, including in a retirement plan, can be purchased or redeemed through the financial intermediary.
Fund shares held directly by institutions, such as endowments, foundations, corporations, not-for-profit corporations, municipalities and other public entities, and trusts, may be purchased or redeemed by mail to Mutual of America Investment Corporation, c/o FIS Investor Services 4249 Easton Way, Columbus, OH 43219 or by telephone by calling the Investment Company’s Customer Service at 800.914.8716. Such investors may purchase shares of the Fund by check, ACH or wire. The minimum initial investment in the Fund is $3,000. Subsequent investments in the Fund must be at least $100. Fund shares may be purchased or redeemed on any day the New York Stock Exchange is open.
Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase the Fund through a broker dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
Tax Information. For investors whose interest in the Fund is through an insurance company Separate Account, no discussion is included as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of contracts or policies under a Separate

Account accessing this Fund, see the prospectus for your contract or policy. For direct investments into the Funds, distributions you receive from the Fund are subject to federal income tax and generally will be taxed as ordinary income or capital gains, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement account (in which case you may be taxed later, upon withdrawal of your investment from such account).

M125P-MOA
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